Severance and Facility Closure Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Severance cost, required payment period, days	1 year
Accrual for facilities closed	$ 10	$ 14
Closure costs and accretion	4	1
Cash payment associated with facility closures	$ 8	$ 7